Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME (LOSS)	$ (1,446)	$ 179	$ 570
Items that will not be reclassified subsequently to the statement of operations
Net actuarial gains (losses) from remeasurements of defined benefit pension plans	(199)	(210)	176
Effects from strategic equity investments		(8)	(3)
Income tax recognized directly in other comprehensive income	41	29	(31)
Items that will not be reclassified subsequently to profit or loss	(158)	(189)	142
Items that are or may be reclassified subsequently to the statement of operations
Derivative financial instruments designated as cash flow hedges	(5)	(137)	(119)
Currency translation results of foreign subsidiaries	(204)	60	(91)
Income tax recognized directly in other comprehensive income	19	49	43
Items that are or may be reclassified subsequently to profit or loss	(190)	(28)	(167)
Total items of other comprehensive income, net	(348)	(217)	(25)
TOTAL COMPREHENSIVE INCOME (LOSS)	(1,794)	(38)	545
Non-controlling interest comprehensive income (loss)	(181)	(69)	1
CONTROLLING INTEREST COMPREHENSIVE INCOME (LOSS)	$ (1,613)	$ 31	$ 544